Interest and Finance Costs	12 Months Ended
Dec. 31, 2018
Interest And Finance Costs [Abstract]
Interest and Finance Costs

8. Interest and Finance Costs

The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	2018	2017	2016
Interest expense and other fees on unrelated party debt (Note 5)	$6,529	$7,491	$4,902
Interest expense and other fees on related party debt (Note 3)	4,762	5,948	1,692
Amortization of deferred financing costs	176	322	427
Commitment fees and other	53	82	73
Total	$11,520	$13,843	$7,094